Prepayments, Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments, Deposits And Other Receivables [Abstract]
Summary of Prepayments, Deposits And Other Receivables

	As of December 31,
	2021	2022
	HK$	HK$

Consideration receivables on disposal of investments to independent third parties	—	361,880,000
Consideration receivable on disposal of subsidiaries to independent third parties (Note 5(c))	—	350,000,000
Receivables from former subsidiaries	—	187,300,371
Prepayments	20,720,272	14,143,937
Deposits	516,399	899,027
Other receivables	679,711	58,359,326
Less: impairment loss provided under expected credit loss model	—	(3,920,121)

	21,916,382	968,662,540